Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (6,782,691)	$ (2,037,496)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	7,212	6,498
Financial expenses	4,858	5,358
Share-based payment	3,301,143	586,233
Amortization of intangible assets	140,837
Amortization of right-of-use assets	5,656
Provision for current expected credit losses	440,985	65,329
Impairment of intangible assets	718,258
Impairment of Goodwill	977,841
Deferred income tax
Changes in operating assets and liabilities:
Accounts receivable	(613,712)	108,845
Inventories	8,549	(6,871)
Prepayments and other current assets	(333,726)	(909,336)
Other non-current assets	576,736	(600,000)
Due to a related party	282,129	2,953
Accounts payable	(51,029)
Accrued expenses and other current liabilities	(17,986)	(52,434)
Contract liabilities	615,312
Operating lease liabilities, current and non-current	(9,469)
Net cash used in operating activities	(729,098)	(2,830,921)
Cash flows from investing activities:
Purchase of short-term investments		(1,400,000)
Advance for business combinations	(20,000,000)
Purchase of property and equipment	(2,405)	(2,738)
Net cash used in investing activities	(20,002,405)	(1,402,738)
Cash flows from financing activities:
Proceeds from issuance of equity securities	20,000,000
Advance to a related party	22,829	689
Proceeds from bank loans		137,882
Repayment to bank loans		(249,566)
Cash paid for interest expenses	(4,858)	(5,358)
Net cash (used in) provided by financing activities	20,017,971	(116,353)
Effects of exchange rate changes on cash and cash equivalents	2,770	(657)
Net decrease in cash and cash equivalents	(710,762)	(4,350,669)
Cash, cash equivalents and restricted cash at beginning of the period	1,490,129	6,159,823
Cash, cash equivalents and restricted cash at end of the period	779,367	1,809,154
Cash and cash equivalents at end of the period	779,367	1,809,154
Restricted cash at end of the period
Total cash, cash equivalents and restricted cash at end of the period	779,367	1,809,154
Supplemental cash flow information:
Cash paid for interest expense	4,858	5,358
Cash paid for income taxes